Income Taxes - Current and Deferred Income Tax Expense (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Current income tax expense	$ 183,786	$ 1,137,800	$ 463,149
Deferred income tax expense (tax benefit)	378,008	(336,463)	(358,071)
Income taxes	$ 561,794	$ 801,337	$ 105,078